Consolidated Balance Sheets - Evernorth - Annual - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Aug. 29, 2025
Current assets:
Restricted cash	$ 49,995	$ 49,995	$ 0
Noncurrent assets:
Deferred offering costs	6,423,096	3,802,903	1,761,419
Digital assets	348,778,304	612,924,401	0
Total assets	355,375,557	616,777,299	1,761,419
Current liabilities:
Accounts payable and accrued liabilities	166,796	336,371	0
Related party payable	8,966,901	4,587,335	2,276,419
Refundable investor advances	687,093,995	764,570,995	0
Total liabilities	696,227,692	769,494,701	2,276,419
Stockholder’s deficit:
Common stock	0	0	0
Accumulated deficit	(340,852,135)	(152,717,402)	(515,000)
Total stockholder’s deficit	(340,852,135)	(152,717,402)	(515,000)	$ 0
Total liabilities and stockholder’s deficit	$ 355,375,557	$ 616,777,299	$ 1,761,419